Transfers of Financial Assets - Carrying Amounts of Assets Pledged as Collateral (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Carrying amounts of the assets pledged as collateral
Public deposits	$ 2,558,916	$ 2,704,686	$ 2,567,624
Federal Home Loan Bank	2,040,505	2,537,665	2,383,984
Federal Reserve Bank	935,641	814,177	699,006
Repurchase agreements	10,066	237,699	397,338
ACH transactions	156,761	151,330	152,610
Interest rate swaps	64,352	29,436	26,624
Total	5,766,241	6,474,993	6,227,186
Securities for reverse repurchase agreements	0	0	0
Extinguishment of debt
In-substance debt defeasance	$ 0	$ 0	$ 0